Other Long-Term Liabilities (Details) $ in Thousands	Dec. 31, 2017 USD ($) ManufacturingSite	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Environmental Remediation Obligations [Abstract]
Accruals for extended environmental-related activities	$ 179,593	$ 163,847	$ 129,856
Estimated costs of current investigation and remediation activities included in other accruals	28,556	$ 19,969	$ 22,493
Amount by which unaccrued maximum of estimated range exceeds minimum	$ 98,751
Number of manufacturing sites accounting for the majority of the accrual for environmental-related activities | ManufacturingSite	4
Accruals for environmental-related activities of sites accounting for the majority of the accrual for environmental-related activities	$ 162,378
Percentage of accrual for environmental-related activities related to sites accounting for the majority of the accrual for environmental-related activities	78.00%
Amount of unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	$ 77,762
Percentage of aggregate unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	87.60%